Harding, Loevner Funds, Inc.

Supplement dated September 14, 2026 to the

Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2026, as supplemented, for:

Frontier Emerging Markets Portfolio (Investor Class, Institutional Class, and Institutional Class Z) and Institutional Emerging Markets Portfolio (Institutional and Institutional Class Z)

Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z (the “Prospectuses”) and Statement of Additional Information, each dated February 28, 2026, as supplemented (the “SAI”)

IMPORTANT NOTICE

Changes Applicable to Frontier Emerging Markets Portfolio

The Board of Directors (the “Board”) of Harding, Loevner Funds, Inc. (the “Fund”) has approved the liquidation of the Frontier Emerging Markets Portfolio (the “Portfolio”), a series of the Fund. The Board approved a Plan of Liquidation (the “Plan”) to effectuate the liquidation.

Pursuant to the Plan, the Portfolio will liquidate substantially all of its assets, satisfy known or reasonably ascertainable liabilities, and distribute the remaining liquidation proceeds to its shareholders in redemption of all of the issued and outstanding shares of the Portfolio, as further detailed below. This process is expected to conclude on or about December 18, 2026 or such other date as an officer of the Fund, in his or her discretion, may determine (the “Liquidation Date”).

After the close of business on November 13, 2026, the Portfolio will be closed to investments from new and existing investors other than automatic purchases or if not reasonably practicable for certain categories of shareholders. Thereafter, no further investment may be made in the Portfolio (a “hard close”). Prior to the Liquidation Date, shareholders of the Portfolio may (i) exchange their shares of the Portfolio for shares of the appropriate class of any other portfolio of the Fund that is open to investment, subject to the requirements and limitations in that portfolio’s prospectus; (ii) remain invested in the Portfolio; or (iii) redeem their shares at any time in the manner described in the Prospectus.

Prior to the Liquidation Date, the Portfolio will engage in business activities for the purpose of winding up its business and affairs and transitioning its assets to cash and cash equivalents, in preparation for the orderly liquidation and subsequent distribution of proceeds to remaining shareholders. Depending on the applicable Portfolio’s holdings, market conditions and other factors, the Portfolio, as a result of a faster transition of its assets to cash and cash equivalents, may not be fully invested in portfolio securities for a period of time until the Liquidation Date. During this transition period, the Portfolio may no longer be pursuing its investment objective or be managed consistent with its stated investment strategies. This is likely to impact the Portfolio’s performance. Shareholders who remain invested in the Portfolio may bear increased brokerage and other transaction expenses relating to the sale of portfolio investments prior to the Liquidation Date.

If a shareholder of the Portfolio takes no action in respect of his or her investment prior to the Liquidation Date, the Portfolio will distribute to the shareholder, on or promptly after the Liquidation

Date, a cash distribution equal to the shareholder’s proportionate interest in the net assets of the Portfolio as of the Liquidation Date (a “liquidating distribution”).

The Portfolio may also make distributions to its shareholders of certain ordinary income and/or capital gains on or before the Liquidation Date. In the event that distributions are made on or before the Liquidation Date, the distributions will generally be taxable to shareholders who receive the distribution from the Portfolio (aside from tax-exempt accounts). In addition, an exchange by a shareholder of shares of the Portfolio for shares of another portfolio of the Fund (other than an exchange-traded fund), a redemption of shares of the Portfolio for cash, or a liquidating distribution made to a shareholder as of the Liquidation Date will, in each case, generally result in a capital gain or loss for the shareholder for federal income tax purposes (and for most state and local income tax purposes), based on the difference between the value received by the shareholder for the Fund shares and the shareholder’s tax basis in the Fund shares. Shareholders also may be subject to foreign taxes on the liquidating distributions received.

As of the Liquidation Date, the Portfolio will cease its business as a series of the Fund. As of the Liquidation Date, all references to the Portfolio in the Prospectus and SAI shall be removed.

Shareholders should consult with their tax advisors for information regarding all tax consequences applicable to their investments and the tax impact of the liquidation of the Portfolio.

Changes Applicable to Institutional Emerging Markets Portfolio

Effective September 25, 2026, Edmund Bellord, Lee Gao, Babatunde Ojo, Ping Wang and Sergey Dubin serve as the portfolio managers of the Institutional Emerging Markets Portfolio, with Messrs. Bellord, Gao and Ojo serving as lead portfolio managers. Effective September 25, 2026, Scott Crawshaw and Pradipta Chakrabortty will no longer serve as portfolio managers of the Institutional Emerging Markets Portfolio.

Accordingly, the following changes are effective September 25, 2026:

All references to Scott Crawshaw and Pradipta Chakrabortty in the Institutional Emerging Markets Portfolio’s Summary Prospectuses, Prospectuses and SAI are deleted in their entirety.

The paragraph that appears after the caption “Portfolio Managers” in each Summary Prospectus and Prospectus for the Institutional Emerging Markets Portfolio is replaced with the following:

Edmund Bellord, Lee Gao, Babatunde Ojo, Ping Wang and Sergey Dubin serve as the portfolio managers of the Institutional Emerging Markets Portfolio. Messrs. Bellord, Wang and Dubin have held their positions since September 2026, Mr. Gao has held his position since January 2023 and Mr. Ojo has held his position since January 2024. Messrs. Bellord, Gao and Ojo are the lead portfolio managers.

The paragraphs relating to Messrs. Gao, Ojo and Dubin that appear after the caption “Management of the Fund – Portfolio Management” in the Prospectus for Institutional Investors and the Prospectus for Institutional Investors – Institutional Class Z is replaced with the following:

Lee Gao has been a portfolio manager since 2023 and an analyst since 2020. As an analyst, he focuses on Chinese companies. Mr. Gao graduated from Harvard University in 2006. He joined Harding Loevner in 2020. Mr. Gao serves as a lead portfolio manager for the Institutional Emerging Markets Portfolio. Mr. Gao has held his position with the Institutional Emerging Markets Portfolio since January 2023.

Babatunde Ojo, CFA has been a portfolio manager since 2014 and an analyst since 2012. As an analyst, he focuses on frontier emerging markets companies. Mr. Ojo graduated from University of Lagos in 2002. He received an MBA in Finance and Management from University of Pennsylvania, the Wharton School, in 2012 and joined Harding Loevner that same year. Mr. Ojo serves as a lead portfolio manager for the Institutional Emerging Markets Portfolio. Mr. Ojo has held his position with the Institutional Emerging Markets Portfolio since January 2024.

Sergey Dubin, CFA has been a portfolio manager since 2022 and an analyst since 2015. As an analyst, he focuses on emerging markets companies. Mr. Dubin graduated from Syracuse University in 1997. He joined Harding Loevner in 2015. Mr. Dubin serves as a portfolio manager for the Institutional Emerging Markets Portfolio. Mr. Dubin has held his position with the Institutional Emerging Markets Portfolio since September 2026.

The following is added after the caption “Management of the Fund – Portfolio Management” in the Prospectus for Institutional Investors and the Prospectus for Institutional Investors – Institutional Class Z:

Edmund Bellord has been a portfolio manager since 2026 and an analyst since 2019. As an analyst, he focuses on asset allocation strategies. Mr. Bellord graduated from the University of Edinburgh in 1995 and received an MBA from University of California at Berkeley’s Walter Haas School of Business in 2001. He joined Harding Loevner in 2019. Mr. Bellord serves as a lead portfolio manager for the Institutional Emerging Markets Portfolio. Mr. Bellord has held his position with the Institutional Emerging Markets Portfolio since September 2026.

Ping Wang, PhD, has been a portfolio manager since 2026 and an analyst since 2023. As an analyst, he focuses on quantitative investment research. Mr. Wang graduated from Beijing Normal University in 1982, received an MA from the University of Wisconsin-Madison in 1997 and a PhD from the University of Wisconsin-Madison in 1991. Mr. Wang serves as a portfolio manager for the Institutional Emerging Markets Portfolio. Mr. Wang has held his position with the Institutional Emerging Markets Portfolio since September 2026.

The following is added to the table disclosing the other accounts managed by the Fund’s portfolio managers in the SAI:

Portfolio Managers[1]	RICs[2]		Other Pooled Accounts[3]		Other A/Cs4
	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed
Edmund Bellord*	None	$0	None	$0	2	$629,168
Ping Wang*	None	$0	None	$0	2	$629,168

*Information provided as of July 31, 2026.

The following is added to the table disclosing the other accounts managed by the Fund’s portfolio managers that have advisory fees based on the performance of the account managed in the SAI:

Portfolio Managers[1]	RICs[2]		Other Pooled Accounts[3]		Other A/Cs4
	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed
Edmund Bellord*	None	$0	None	$0	None	$0
Ping Wang*	None	$0	None	$0	None	$0

*Information provided as of July 31, 2026.

The following is added to the table disclosing the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio managers in the SAI:

Portfolio Managers	Dollar Range of Equity Securities In the Fund
Edmund Bellord*

Global Equity Portfolio: None

International Equity Portfolio: None

International Small Companies Portfolio: None

Institutional Emerging Markets Portfolio: None

Frontier Emerging Markets Portfolio: None

International Developed Markets Select Equity ETF: None

Ping Wang*

Global Equity Portfolio: None

International Equity Portfolio: $10,001-$50,000

International Small Companies Portfolio: None

Institutional Emerging Markets Portfolio: $10,001-$50,000

Frontier Emerging Markets Portfolio: $10,001-$50,000

International Developed Markets Select Equity ETF: None

* Information provided as of June 30, 2026.

Investors Should Retain this Supplement for Future Reference.